Financial risk management - Swaps (Details) - Interest rate swap $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2022 GBP (£) USD ($)	Dec. 31, 2021 GBP (£) USD ($)	Jun. 30, 2022 GBP (£) USD ($)
Financial risk management activities
Fair value of interest rate swaps, asset	£ 4,901,000		£ 2,458,000
Fair value of interest rate swaps, liability		£ 3,045,000
Long position
Financial risk management activities
Principal value of loan outstanding | $	150,000	150,000	150,000
Rate received	1 month $ LIBOR	1 month $ LIBOR	1 month $ LIBOR
Rate paid	2.032%	2.032%	2.032%